UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Growth Fund
(formerly Great-West MFS International Growth Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Effective April 27, 2018, Great-West Funds, Inc. and Great-West Capital Management, LLC retained Franklin Templeton Institutional, LLC (“Franklin”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) as co-sub-advisers to the Fund, replacing Massachusetts Financial Services Company (“MFS”).
For the twelve month period ended December 31, 2018, Great-West International Growth Fund (Institutional Class shares) returned -16.69%, relative to a -12.83% return for the MSCI EAFE Growth Index and a -13.79% return for the MSCI EAFE Index.
Franklin Commentary
The global economy expanded during the period under review, despite weakness in certain regions. Global developed and emerging market stocks were aided at certain points during the period by higher crude oil prices, upbeat economic data, easing trade tensions and encouraging corporate earnings reports, as well as indications of a slower pace of interest-rate increases from the U.S. Federal Reserve. However, various factors weighed on global markets during the period, including concerns about tighter regulation of technology companies, political uncertainties in the U.S. and the European Union, and major central banks’ interest-rate path and unwinding of monetary stimulus measures. Markets were further pressured by U.S. trade disputes with its allies and China, and their impact on global growth and corporate earnings. In this environment, global stocks declined for the period ended December 31, 2018.
On a sector basis, the consumer discretionary and communication services sectors, along with a lack of exposure to the consumer staples sector, curbed relative performance. The financials and industrials sectors contributed to relative returns. Regionally, security selection in the U.K. and Japan curbed relative performance, while security selection and an underweight in Europe supported relative performance.
Canada-based Dollarama, a discount retailer, and Japan-based ZOZO, an online apparel retailer, curbed relative performance in the consumer discretionary sector amid a more challenging global economic environment. Despite the recent weakness, we expect ZOZO, for one, to benefit as more Japanese consumers purchase clothing online. Communication services company CyberAgent, a Japan-based media and gaming company, detracted from relative performance.
In industrials, U.K.-based engineering firm Weir Group weighed on relative performance amid concerns about the impact lower oil prices would have on demand for its oil and gas equipment in the near term.
In the health care sector, Alkermes, an Ireland-domiciled biopharmaceutical firm, hindered relative performance. Alkermes suffered a regulatory setback in the U.S. for a depression drug. However, we expect the company to continue to generate strong royalty revenues over the long term and expect growth in its opioid dependency treatment Vivotrol.
Other detractors included information technology stocks Keywords Studios, an Ireland-based video game services provider, and Sophos Group, a U.K.-based cybersecurity company.
On the upside, health care stocks Hikma Pharmaceuticals, a U.K.-listed generic drug maker, CSL, an Australia-based blood products company, and GN Store Nord, a Denmark-based hearing aid manufacturer, bolstered relative performance. Hikma reported strong earnings throughout 2018 as it benefited from supply shortages, while CSL was up on strength in its blood products and vaccines business. GN Store Nord has seen robust demand for its new hearing aids.
In the information technology sector, Canada-based Shopify, a software provider for retailers, was a contributor on strong demand for its products and services. Also in the sector, LINE, a Japan-based social media platform, supported relative performance.
U.K.-based industrials stock Experian, a consumer credit information provider, boosted relative performance after issuing solid financial guidance for its upcoming fiscal year on new product launches and growth in its consumer services business. Also in the sector, MTU Aero Engines, a Germany-based aircraft engine manufacturer, bolstered relative performance on solid demand for its new engines and the continued need for maintenance of older engines.
During the period, the U.S. dollar rose in value against most foreign currencies, which hurt performance because investments in securities with non-U.S. currency exposure lost value as the U.S. dollar rose.
JPMorgan Commentary
Global equity markets struggled in 2018, as returns were negative for almost all countries and sectors, even though earnings growth was positive across all regions. After a strong start to the year, equities started to struggle outside the U.S. as the blistering pace of gross domestic product growth from 2017 started to slow and the U.S. dollar strengthened. This triggered funding difficulties in emerging markets and outright currency crises in Argentina and Turkey. More importantly internationally, however, was President Trump’s announcement of trade measures against major U.S. partners, which had a discernible effect on trade volumes and corporate sentiment as companies struggled to plan for the impact on global supply chains. As sentiment deteriorated, investors started to worry about the Federal Reserve’s continuing tightening of short-term rates, even though, in real terms, rates were still extremely low. There were also concerns that the Federal Reserve’s shrinkage of its balance sheet would cause liquidity to dry up internationally. As concerns about U.S. growth mounted, the U.S. stock market was affected by the international malaise and started to correct, with the slide accelerating as the final quarter drew to a close.
In a poor period for international equities, the JPMorgan sub-advised portion of the Fund’s underperformance was driven primarily by stock selection. The lack of exposure to more defensive areas of the market, like utilities, consumer staples and communication services, also hurt the performance of the portion of the Fund sub-advised by JPMorgan. Throughout the period, we maintained a preference for more cyclical sectors, such as information technology and financials, where we found individual stocks with attractive valuations and strong earnings growth on a forward-looking basis.
Strong stock selection in materials and financials contributed to performance relative to the MSCI EAFE Index. Within these sectors, overweight positions in industrial gases company Linde (Ireland) and banking services provider HDFC Bank (India) helped relative returns. Not holding any stocks in the energy sector supported relative returns. Stocks in other sectors that supported performance included overweight positions in aerospace component and defense company Safran (France), health-care company Roche Holdings (Switzerland), multinational pharmaceutical company Novartis (Switzerland) and consumer goods company Unilever (United Kingdom). Additionally, the JPMorgan sub-advised portion of the Fund’s position in investment conglomerate Tencent Holdings (China) also helped returns.
Stock selection in the consumer discretionary sector was the main detractor from performance. Within this sector, overweight positions in automotive manufacturing company Continental AG (Germany) and e-commerce company Zalando (Germany) hurt results. Stocks in other sectors that held back performance included overweight positions in sensor solutions manufacturer ams AG (Austria), multinational pharmaceutical and life sciences company Bayer (Germany), airline Ryanair (Ireland), electric motor manufacturer Nidec (Japan) and motorcycle manufacturer Yamaha Motor (Japan).
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-16.69%	N/A	-1.08%
Investor Class	-16.87%	-0.14%	6.49%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2018 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	35.13%
Consumer, Cyclical	13.99
Financial	11.10
Industrial	10.56
Technology	9.34
Communications	6.81
Basic Materials	5.03
Energy	1.23
Short Term Investments	6.81
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 832.30	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.33
Investor Class
Actual	$1,000.00	$ 831.30	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$6.11
* Expenses are equal to the Fund's annualized expense ratio of 0.85% for the Institutional Class shares and 1.20% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.18%
50,000	Koninklijke DSM NV	$ 4,056,291
20,388	Linde PLC	3,181,344
48,500	Shin-Etsu Chemical Co Ltd	3,726,392
60,000	Symrise AG	4,445,589
140,000	Umicore SA	5,586,709
		20,996,325
Communications — 7.01%
120,000	CyberAgent Inc(a)	4,638,913
90,135	Delivery Hero SE(b)(c)	3,365,103
550,000	Just Eat PLC(c)	4,111,657
15,000	MercadoLibre Inc(c)	4,392,750
33,000	Shopify Inc Class A(c)	4,568,850
78,500	Tencent Holdings Ltd	3,146,307
230,000	ZOZO Inc	4,213,846
		28,437,426
Consumer, Cyclical — 14.40%
58,084	Accor SA	2,469,989
20,360	adidas AG	4,255,021
53,000	Aptiv PLC	3,263,210
2,800,000	boohoo Group PLC(a)(c)	5,774,443
202,767	Burberry Group PLC	4,451,281
20,268	Continental AG	2,822,037
200,000	Dollarama Inc	4,756,812
121,288	Ferguson PLC	7,748,543
154,320	Industria de Diseno Textil SA	3,938,974
20,187	LVMH Moet Hennessy Louis Vuitton SE	5,910,274
17,000	Nitori Holdings Co Ltd	2,129,086
35,230	Ryanair Holdings PLC Sponsored ADR(c)	2,513,308
24,600	Shimano Inc	3,467,796
133,500	Yamaha Motor Co Ltd	2,606,413
89,597	Zalando SE(a)(b)(c)	2,315,051
		58,422,238
Consumer, Non-Cyclical — 36.17%
150,000	Alkermes PLC(c)	4,426,500
92,700	Asahi Group Holdings Ltd	3,592,479
900,000	Ascential PLC	4,322,412
75,323	AstraZeneca PLC	5,621,601
32,629	Bayer AG	2,269,309
33,000	Cochlear Ltd	4,043,443
40,000	CSL Ltd	5,224,713
180,899	Diageo PLC	6,463,162
31,799	EssilorLuxottica SA	4,030,779
180,000	Experian PLC	4,362,401
18,587	Genmab A/S(c)	3,056,085
120,000	GN Store Nord A/S(c)	4,496,282
220,000	Hikma Pharmaceuticals PLC	4,809,566
70,868	Intertek Group PLC	4,336,421
200,000	Keywords Studios PLC	2,724,837
55,000	LivaNova PLC(c)	5,030,850
12,836	Lonza Group AG	3,336,781
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
146,224	Nestle SA	$ 11,867,947
76,564	Novartis AG	6,557,268
141,737	Novo Nordisk A/S Class B	6,509,567
66,243	Reckitt Benckiser Group PLC	5,071,802
129,400	Recruit Holdings Co Ltd	3,126,140
264,349	RELX PLC(c)	5,448,566
39,447	Roche Holding AG	9,793,067
270,000	Santen Pharmaceutical Co Ltd	3,895,631
56,000	Shiseido Co Ltd	3,507,166
146,896	Smith & Nephew PLC	2,748,758
200,000	TAL Education Group Sponsored ADR(c)	5,336,000
203,705	Unilever PLC	10,693,782
		146,703,315
Energy — 1.27%
800,000	John Wood Group PLC	5,145,130
Financial — 11.43%
1,010,200	AIA Group Ltd	8,391,544
210,300	DBS Group Holdings Ltd	3,657,086
66,887	Deutsche Boerse AG	7,996,705
667,997	FinecoBank Banca Fineco SpA(c)	6,721,013
40,646	HDFC Bank Ltd ADR	4,210,519
65,000	KBC Group NV	4,182,034
60,549	London Stock Exchange Group PLC	3,140,543
195,400	ORIX Corp	2,855,170
290,000	Ping An Insurance Group Co of China Ltd Class H	2,558,385
219,424	St James's Place PLC	2,642,142
		46,355,141
Industrial — 10.88%
49,567	Airbus SE	4,725,714
121,605	Atlas Copco AB Class A(c)	2,901,257
32,200	Daikin Industries Ltd	3,421,425
65,000	DSV A/S	4,292,758
17,800	FANUC Corp	2,701,323
9,800	Keyence Corp	4,953,369
78,300	Makita Corp	2,780,908
30,000	MTU Aero Engines AG	5,448,055
31,300	Nidec Corp	3,541,500
34,837	Safran SA	4,178,180
10,600	SMC Corp	3,191,370
120,000	Weir Group PLC	1,986,345
		44,122,204
Technology — 9.62%
36,636	ASML Holding NV	5,739,387
250,000	Infineon Technologies AG	5,005,423
85,000	InterXion Holding NV(c)	4,603,600
600,000	Sage Group PLC	4,600,135
113,692	SAP SE	11,283,906

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Technology — (continued)
900,000	Sophos Group PLC(b)	$ 4,337,268
93,135	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,437,613
		39,007,332
TOTAL COMMON STOCK — 95.96% (Cost $444,823,141)		$389,189,111
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.97%
$16,100,000	Federal Home Loan Bank 2.15%, 01/02/2019	16,099,051
Repurchase Agreements — 3.04%
614,548	Undivided interest of 23.24% in a repurchase agreement (principal amount/value $2,651,249 with a maturity value of $2,651,684) with Scotia Capital (USA) Inc, 2.95%, dated 12/31/18 to be repurchased at $614,548 on 1/2/19 collateralized by U.S. Treasury securities, 0.00% - 8.75%, 1/8/19 - 9/9/49, with a value of $2,704,718.(d)	614,548
2,931,159	Undivided interest of 5.27% in a repurchase agreement (principal amount/value $55,684,707 with a maturity value of $55,694,050) with RBC Capital Markets Corp, 3.02%, dated 12/31/18 to be repurchased at $2,931,159 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 10/1/25 - 10/20/48, with a value of $56,798,401.(d)	2,931,159
2,931,159	Undivided interest of 6.11% in a repurchase agreement (principal amount/value $48,041,561 with a maturity value of $48,049,301) with Bank of Montreal, 2.90%, dated 12/31/18 to be repurchased at $2,931,159 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 4/20/46 - 11/1/48, with a value of $49,002,392.(d)	2,931,159
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,931,159	Undivided interest of 8.11% in a repurchase agreement (principal amount/value $36,206,342 with a maturity value of $36,212,376) with Merrill Lynch, Pierce, Fenner & Smith, 3.00%, dated 12/31/18 to be repurchased at $2,931,159 on 1/2/19 collateralized by various U.S. Government Agency securities, 2.73% - 5.50%, 1/1/34 - 1/1/49, with a value of $36,930,469.(d)	$ 2,931,159
2,931,159	Undivided interest of 8.69% in a repurchase agreement (principal amount/value $33,818,901 with a maturity value of $33,824,537) with TD Securities (USA) Inc, 3.00%, dated 12/31/18 to be repurchased at $2,931,159 on 1/2/19 collateralized by Federal National Mortgage Association securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $34,495,279.(d)	2,931,159
		12,339,184
SHORT TERM INVESTMENTS — 7.01% (Cost $28,438,235)		$ 28,438,235
TOTAL INVESTMENTS — 102.97% (Cost $473,261,376)		$417,627,346
OTHER ASSETS & LIABILITIES, NET — (2.97)%		$ (12,040,273)
TOTAL NET ASSETS — 100.00%		$405,587,073

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Schedule of Investments
As of December 31, 2018
(a)	All or a portion of the security is on loan at December 31, 2018.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
Summary of Investments by Country as of December 31, 2018.
Country	Fair Value	Percentage of Fund Investments
United Kingdom	$101,086,313	24.21%
Japan	58,348,927	13.97
Germany	49,206,199	11.78
Switzerland	39,303,606	9.41
United States	28,438,235	6.81
France	21,314,935	5.10
Denmark	18,354,692	4.40
Netherlands	14,399,278	3.45
China	11,040,692	2.64
Ireland	10,121,152	2.42
Belgium	9,768,743	2.34
Canada	9,325,662	2.23
Australia	9,268,156	2.22
Hong Kong	8,391,544	2.01
Italy	6,721,013	1.61
Argentina	4,392,750	1.05
India	4,210,519	1.01
Spain	3,938,974	0.94
Singapore	3,657,086	0.88
Taiwan	3,437,613	0.82
Sweden	2,901,257	0.70
Total	$417,627,346	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund)
ASSETS:
Investments in securities, fair value (including $11,661,703 of securities on loan)(a)	$405,288,162
Repurchase agreements, fair value(b)	12,339,184
Cash	617,602
Cash denominated in foreign currencies, fair value(c)	1,604
Dividends receivable	1,608,661
Subscriptions receivable	83,790
Total Assets	419,939,003
LIABILITIES:
Payable for director fees	4,280
Payable for other accrued fees	104,507
Payable for shareholder services fees	9,452
Payable to investment adviser	274,331
Payable upon return of securities loaned	12,339,184
Redemptions payable	1,620,176
Total Liabilities	14,351,930
NET ASSETS	$405,587,073
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,653,566
Paid-in capital in excess of par	465,080,086
Total distributable earnings	(65,146,579)
NET ASSETS	$405,587,073
NET ASSETS BY CLASS
Investor Class	$31,531,098
Institutional Class	$374,055,975
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	3,340,945
Institutional Class	53,194,710
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.44
Institutional Class	$7.03
(a) Cost of investments	$460,922,192
(b) Cost of repurchase agreements	$12,339,184
(c) Cost of cash denominated in foreign currencies	$1,567
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund)
INVESTMENT INCOME:
Interest	$218,233
Income from securities lending	29,212
Dividends	7,340,951
Foreign withholding tax	(780,264)
Total Income	6,808,132
EXPENSES:
Management fees	3,286,154
Shareholder services fees – Investor Class	125,800
Audit and tax fees	51,249
Custodian fees	155,797
Director's fees	18,081
Legal fees	2,762
Pricing fees	2,202
Registration fees	31,277
Shareholder report fees	316
Transfer agent fees	7,802
Other fees	613
Total Expenses	3,682,053
Less amount waived by investment adviser	156,150
Net Expenses	3,525,903
NET INVESTMENT INCOME	3,282,229
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	51,966,008
Net realized loss on futures contracts	(75,890)
Net Realized Gain	51,890,118
Net change in unrealized depreciation on investments and foreign currency translations	(133,875,761)
Net Realized and Unrealized Loss	(81,985,643)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(78,703,414)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West International Growth Fund (formerly Great-West MFS International Growth Fund)	2018	2017
OPERATIONS:
Net investment income	$3,282,229	$4,772,896
Net realized gain	51,890,118	16,374,531
Net change in unrealized appreciation (depreciation)	(133,875,761)	61,832,108
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,703,414)	82,979,535
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,670,924)	(1,613,577) (a)
Institutional Class	(58,649,423)	(17,066,672) (b)
From Net Investment Income and Net Realized Gains	(62,320,347)	(18,680,249)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	19,906,851	20,534,604
Institutional Class	220,902,711	46,642,233
Shares issued in reinvestment of distributions
Investor Class	3,670,924	1,613,577
Institutional Class	58,649,423	17,066,672
Shares redeemed
Investor Class	(26,973,521)	(19,330,758)
Institutional Class	(106,048,286)	(86,079,539)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	170,108,102	(19,553,211)
Total Increase in Net Assets	29,084,341	44,746,075
NET ASSETS:
Beginning of year	376,502,732	331,756,657
End of year(c)	$405,587,073	$376,502,732
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,602,581	1,656,338
Institutional Class	22,276,637	4,839,883
Shares issued in reinvestment of distributions
Investor Class	390,278	125,668
Institutional Class	8,359,641	1,710,087
Shares redeemed
Investor Class	(2,109,439)	(1,622,351)
Institutional Class	(10,627,599)	(9,180,511)
Net Increase (Decrease)	19,892,099	(2,470,886)
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $412,494 and net realized gains of $1,201,083. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $5,580,263 and net realized gains of $11,486,409. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, net assets included undistributed (overdistributed) net investment income of $(1,240,388). The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$12.86	0.08	(2.26)	(2.18)	-	-	(1.24)	(1.24)	$ 9.44	(16.87%)
12/31/2017	$10.54	0.12	2.68	2.80	-	(0.12)	(0.36)	(0.48)	$12.86	26.62%
12/31/2016	$10.60	0.12	(0.15)	(0.03)	(0.00) (d)	(0.03)	(0.00) (d)	(0.03)	$10.54	(0.30%)
12/31/2015	$11.22	0.14	(0.13)	0.01	-	(0.07)	(0.56)	(0.63)	$10.60	0.00%
12/31/2014	$12.65	0.10	(0.77)	(0.67)	(0.00) (d)	(0.16)	(0.60)	(0.76)	$11.22	(5.37%)
Institutional Class
12/31/2018	$10.00	0.08	(1.75)	(1.67)	-	(0.06)	(1.24)	(1.30)	$ 7.03	(16.69%)
12/31/2017	$ 8.29	0.14	2.11	2.25	-	(0.18)	(0.36)	(0.54)	$10.00	27.24%
12/31/2016	$ 8.42	0.11	(0.12)	(0.01)	(0.00) (d)	(0.12)	(0.00) (d)	(0.12)	$ 8.29	(0.04%)
12/31/2015 (e)	$10.00	0.06	(0.98)	(0.92)	-	(0.10)	(0.56)	(0.66)	$ 8.42	(9.31%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 31,531	1.30%	1.20%	0.65%	124%
12/31/2017	$ 44,479	1.29%	1.20%	1.01%	18%
12/31/2016	$ 34,752	1.20%	1.20%	1.14%	27%
12/31/2015	$ 45,899	1.20%	1.20%	1.18%	32%
12/31/2014	$307,755	1.20%	1.20%	0.78%	30%
Institutional Class
12/31/2018	$374,056	0.88%	0.85%	0.84%	124%
12/31/2017	$332,024	0.88%	0.85%	1.41%	18%
12/31/2016	$297,005	0.85%	0.85%	1.38%	27%
12/31/2015 (e)	$260,871	0.85% (h)	0.85% (h)	1.00% (h)	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL GROWTH FUND (FORMERLY GREAT-WEST MFS INTERNATIONAL GROWTH FUND)
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West International Growth Fund (Formerly Great-West MFS International Growth Fund) (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 49,721,356	$ 339,467,755	$ —	$ 389,189,111
Short Term Investments	—	28,438,235	—	28,438,235
Total Assets	$ 49,721,356	$ 367,905,990	$ 0	$ 417,627,346
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2018

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$2,680,308	$5,975,301
Long-term capital gain	59,640,039	12,704,948
	$62,320,347	$18,680,249
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $649,255 from Paid-in capital to Total distributable earnings for December 31, 2018. Net assets of the Fund were unaffected by the reclassifications.

Annual Report - December 31, 2018

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$8,733
Undistributed long-term capital gains	539,520
Net unrealized appreciation on foreign currency	37
Capital loss carryforwards	—
Post-October losses	(9,911,260)
Net unrealized depreciation	(55,783,609)
Tax composition of capital	$(65,146,579)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(9,911,260)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$473,410,955
Gross unrealized appreciation on investments	10,789,566
Gross unrealized depreciation on investments	(66,573,175)
Net unrealized depreciation on investments	$(55,783,609)
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Futures Contracts
The Fund uses futures contracts to equitize cash in order for the Fund to maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Annual Report - December 31, 2018

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 17 futures contracts for the reporting period. At December 31, 2018, there were no futures contracts held.
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.82% of the Fund’s average daily net assets up to $1 billion dollars, 0.77% of the Fund’s average daily net assets over $1 billion dollars and 0.72% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.85% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Recoupment of Past Reimbursed Fees by the Adviser
$118,917	$156,150	$0
Effective April 27, 2018 the Adviser and Great-West Funds have entered into sub-advisory agreements with Franklin Templeton Institutional, LLC and J.P. Morgan Investment Management Inc. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
The Fund engaged in cross trade transactions with an affiliated fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between affiliated funds. The Board previously adopted procedures that apply to transactions between the funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board

Annual Report - December 31, 2018

reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Fund’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund. During the year ended December 31, 2018, the aggregate cost of purchases, proceeds from sales and realized gain (loss) from sales on investments were $24,627,724, $2,345,455 and $(649,255), respectively.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $580,307,507 and $483,099,950, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2018, the Fund had securities on loan valued at $11,661,703 and received collateral as reported on the Statement of Assets and Liabilities of $12,339,184 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Growth Fund (formerly known as the Great-West MFS International Growth Fund) (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $703,587 and has derived gross income from sources within foreign countries amounting to $7,722,361.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019